Business Combinations - Summary of Number of Acquisitions Completed and Details of Goodwill and Consideration (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($) Acquisition	Dec. 31, 2020 USD ($) Acquisition	Dec. 31, 2019 USD ($) Acquisition
Disclosure of detailed information about business combination [line items]
Goodwill		$ 9,451	$ 9,032
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Goodwill	[1]	679	157	$ 310
Consideration		$ 1,502	$ 358	$ 758
Business combinations [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition		20	17	57
Goodwill		$ 674	$ 143	$ 292
Consideration		$ 1,501	$ 352	$ 754
Business combinations [member] | Continuing And Discontinued Operations [Member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition		20	17	58
Goodwill		$ 674	$ 143	$ 292
Consideration		1,501	352	758
Business combinations [member] | Adjustments to provisional fair values of prior year acquisitions
Disclosure of detailed information about business combination [line items]
Goodwill		5	14	$ 18
Consideration		$ 1	$ 6
Business combinations [member] | Americas Materials [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition		8	7	27
Goodwill		$ 239	$ 53	$ 35
Consideration		$ 694	$ 163	$ 182
Business combinations [member] | Europe Materials [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition		4	4	15
Goodwill		$ 1		$ 4
Consideration		$ 17	$ 7	$ 71
Business combinations [member] | Building Products [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition		8	6	15
Goodwill		$ 434	$ 90	$ 253
Consideration		$ 790	$ 182	$ 501
Business combinations [member] | Europe Distribution [member] | Discontinued Operations [Member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition				1
Consideration				$ 4

[1]	The principal factor contributing to the recognition of goodwill on acquisitions entered into by the Group is the realisation of cost savings and other synergies with existing entities in the Group which do not qualify for separate recognition as intangible assets. Due to the asset-intensive nature of operations in the Americas Materials and Europe Materials business segments, no significant separately identifiable intangible assets are recognised on business combinations in these segments. $284 million of the goodwill recognised in respect of acquisitions completed in 2021 is expected to be deductible for tax purposes (2020: $148 million; 2019: $184 million).